Business Combinations (Details 3) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Trade Names [Member]
Fair value	$ 1,213
Valuation Technique	Relief from royalty method
Hospital Contracts Relationships [Member]
Fair value	$ 40,095
Valuation Technique	Multi-period excess earnings method
Non-compete agreements [Member]
Fair value	$ 432
Valuation Technique	With and without method